FAIR VALUE ELECTIONS - Valuation Adjustments, Fair Value Option for Financial Assets and Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Option Quantitative Disclosures
Gain (loss) on change in estimated fair value of debt liabilities due to change in company's own credit risk	$ 296	$ (616)
Balance of non-accrual loans or loans more than 90 days past due	0	0
Aggregate unpaid principal balance in excess of (less than) fair value for non-accrual loans or loans more than 90 days past due	0	0
Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Changes in fair value due to instrument-specific credit risk loss	21	16
Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	(100)	(915)
Balance of non-accrual loans or loans more than 90 days past due	0	0
Aggregate unpaid principal balance in excess of (less than) fair value for non-accrual loans or loans more than 90 days past due	0	0
Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	226	(14)
Balance of non-accrual loans or loans more than 90 days past due	1	4
Aggregate unpaid principal balance in excess of (less than) fair value for non-accrual loans or loans more than 90 days past due	0	0
Certain debt host contracts across unallocated precious metals accounts
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	300	500
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Purchased
Fair Value Option Quantitative Disclosures
Derivative notionals	15,200
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Sold
Fair Value Option Quantitative Disclosures
Derivative notionals		10,500
Mortgage loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	70	91
Carrying amount | Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	9,530	8,063
Carrying amount | Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	6,082	6,854
Carrying amount | Certain mortgage loans (HFS)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	3,035	1,742
Fair value | Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Unfunded lending commitments	$ 719	$ 1,068